Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non Derivative Instruments Abstract
Cash and cash equivalents	$ 696,838	$ 535,171	$ 474,544	$ 286,184
Short-term deposits and restricted cash	532	45,990
Trade receivables	67,994	73,900
Investments in other companies	0	427,059
Trade payables	181,898	133,415
Other current liabilities	8,256	10,833
Loans from banks and others and debentures	1,360,406	1,123,809
Currency risk [Member] | Unlinked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	91,247	165,186
Short-term deposits and restricted cash	15,218	35,695
Trade receivables	55,865	10,007
Other current assets	10,841	58,006
Long-term deposits and restricted cash		15,146
Total financial assets	173,171	284,040
Trade payables	28,479	36,669
Other current liabilities	7,545	20,930
Loans from banks and others and debentures	779,808	583,651
Total financial liabilities	815,832	641,250
Total non-derivative financial instruments, net	(642,661)	(357,210)
Derivative instruments	0	0
Net assets	(642,661)	(357,210)
Currency risk [Member] | CPI linked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	0	0
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	0	0
Long-term deposits and restricted cash		0
Total financial assets	0	0
Trade payables		0
Other current liabilities	4,680	5,494
Loans from banks and others and debentures	413,811	414,071
Total financial liabilities	418,491	419,565
Total non-derivative financial instruments, net	(418,491)	(419,565)
Derivative instruments	10,268	9,353
Net assets	(408,223)	(410,212)
Currency risk [Member] | Other [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	2,263	1,102
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	72	212
Long-term deposits and restricted cash		0
Total financial assets	2,335	1,314
Trade payables	1,633	14,734
Other current liabilities	116	640
Loans from banks and others and debentures	0	0
Total financial liabilities	1,749	15,374
Total non-derivative financial instruments, net	586	(14,060)
Derivative instruments	0	0
Net assets	$ 586	$ (14,060)